Shareholders' equity	12 Months Ended
Sep. 30, 2025
Shareholders' equity
Shareholders' equity

CAPITAL AND DIVIDENDS

Note 26.Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within Westpac. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of Westpac’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve

This reserve comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to the income statement when the asset is disposed.

Equity securities at FVOCI reserve

This reserve comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Cash flow hedge reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relate to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for Westpac consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Note 26.Shareholders’ equity (Continued)

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Share capital
Ordinary share capital, fully paid	37,263	37,958	37,263	37,958
Treasury shares[a]	(845)	(758)	(902)	(816)
Total share capital	36,418	37,200	36,361	37,142
Non-controlling interest
Perpetual Preference Shares	324	339	-	-
Other	3	8	-	-
Total non-controlling interests	327	347	-	-

a.	2025: 5,789,312 unvested RSP and EIP treasury shares held (2024: 6,173,874).

Perpetual Preference Shares (PPS)

Westpac New Zealand Limited (WNZL), a wholly-owned subsidiary of Westpac, has NZD375 million of PPS with external investors. The PPS is recognised as a non-controlling interests to the Group at the amount paid up per share, net of directly attributable issue costs (NZD6 million). Discretionary distributions on PPS are recognised in equity when paid.

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2025	2024
Opening balance	3,441,411,361	3,509,076,960
Share buyback[a]	(21,058,056)	(67,665,599)
Closing balance	3,420,353,305	3,441,411,361

a.

Westpac previously announced its intention to undertake a $3.5 billion on market buyback of WBC ordinary shares. During 2025 Westpac has bought back and cancelled 21,058,056 ordinary shares ($672 million) at an average price of $31.93.

Ordinary shares purchased on market

	2025
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	807,480	31.77
Westpac Equity Incentive Plan (EIP) - Restricted Shares[a]	1,913,828	32.26
Westpac Performance Plan (WPP) - share rights exercised	43,924	31.58
Westpac Equity Incentive Plan (EIP) - Unhurdled share rights exercised	21,345	32.75
Westpac on-market share purchase for future share rights exercises and restricted shares allocations[b]	752,522	36.91
Long Term Variable Reward (LTVR) Plan – share rights exercised	3,835	31.10
Total number of ordinary shares purchased on market	3,542,934

a.	Ordinary shares allocated to employees under the EIP as Restricted Shares are classified as treasury shares until the shares vest.
b.	Unallocated shares in the Westpac Employee Equity Plans Trust that are classified as treasury shares.

For details of the share-based payment arrangements refer to Note 31.

Note 26.Shareholders’ equity (Continued)

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Debt securities at FVOCI reserve
Balance as at beginning of year	(568)	(165)	(462)	103
Net gains/(losses) from changes in fair value	500	(591)	423	(813)
Income tax effect	(147)	180	(124)	243
Transferred to income statements	(19)	5	(19)	5
Income tax effect	6	(1)	6	(1)
Loss allowance on debt securities measured at FVOCI	-	1	(1)	1
Other	3	3	-	-
Balance as at end of year	(225)	(568)	(177)	(462)
Equity securities at FVOCI reserve
Balance as at beginning of year	127	126	(18)	(15)
Net gains/(losses) from changes in fair value	25	(2)	10	(5)
Exchange differences on translation	2	1	2	-
Income tax effect	(3)	2	(3)	2
Balance as at end of year	151	127	(9)	(18)
Share-based payment reserve
Balance as at beginning of year	2,079	1,983	1,970	1,874
Share-based payment expense	94	96	94	96
Balance as at end of year	2,173	2,079	2,064	1,970
Cash flow hedge reserve
Balance as at beginning of year	548	152	501	(203)
Net gains/(losses) from changes in fair value	(233)	501	(154)	873
Income tax effect	68	(158)	46	(262)
Transferred to income statements	152	77	154	132
Income tax effect	(46)	(24)	(46)	(39)
Balance as at end of year	489	548	501	501
Foreign currency translation reserve
Balance as at beginning of year	(438)	(138)	(275)	(141)
Exchange differences on translation of foreign operations	(349)	(328)	(22)	(165)
Gains/(losses) on net investment hedges	95	28	53	31
Balance as at end of year	(692)	(438)	(244)	(275)
Other reserves
Balance as at beginning of year	(16)	(23)	41	41
Transactions with owners	-	7	-	-
Balance as at end of year	(16)	(16)	41	41
Total reserves	1,880	1,732	2,176	1,757